Offsets	Jan. 23, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Hawaiian Electric Industries, Inc.
Form or Filing Type	S-3
File Number	333-268339
Initial Filing Date	Nov. 14, 2022
Fee Offset Claimed	$ 6,171.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	1,927,397
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 71,737,716.24
Termination / Withdrawal Statement	Pursuant to Rule 457(p), the Registrant hereby offsets the registration fee due in connection with this Registration Statement by the $6,598.31 remaining from the registration fee previously paid by the Registrant in connection with the Prior Registration Statement. The Prior Registration Statement expired on November 14, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Hawaiian Electric Industries, Inc
Form or Filing Type	S-3
File Number	333-268339
Filing Date	Nov. 14, 2022
Fee Paid with Fee Offset Source	$ 6,598.30